Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting Information, Additional Information [Abstract]
Net Sales	Our country of domicile is The Netherlands, which reported net sales of $17.8 million, $15.8 million and $15.9 million for the years ended 2020, 2019 and 2018, respectively, and these amounts are included in the line item Europe, Middle East and Africa as shown in the table below.

Net sales (in thousands)	2020	2019	2018
Americas:
United States	$728,577	$663,869	$632,660
Other Americas	96,880	58,121	60,359
Total Americas	825,457	721,990	693,019
Europe, Middle East and Africa	682,289	487,476	490,301
Asia Pacific, Japan and Rest of World	362,600	316,958	318,528
Total	$1,870,346	$1,526,424	$1,501,848

Long-Lived Assets

Long-lived assets (in thousands)	2020	2019
Americas:
United States	$154,843	$147,027
Other Americas	2,436	3,507
Total Americas	157,279	150,534
Europe, Middle East and Africa:
Germany	304,571	229,225
Other Europe, Middle East and Africa	71,444	49,004
Total Europe, Middle East and Africa	376,015	278,229
Asia Pacific and Japan	26,078	26,480
Total	$559,372	$455,243